Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2018	$ 225	$ 5,009,310		$ (9,534)	$ 5,000,001
Beginning balance, shares at May. 31, 2018	2,252,743
Common stock subject to redemption not redeemed	$ 11				11
Common stock subject to redemption not redeemed, shares	112,497
Common stock redemption	$ 45	(6,635,207)			(6,635,252)
Common stock redemption, shares	(451,563)
Shares issued for advisory services	$ 21	2,124,979			2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200				200
Common stock issued to Smaaash Founders, shares	2,000,000
Cancellation of Smaaash Founders shares	$ (200)	200
Cancellation of Smaaash Founders shares, shares	(2,000,000)
Rights shares	$ 54	383,161			383,215
Rights shares, shares	546,150
Common shares issued in acquisition	$ 300	6,089,700			6,090,000
Common shares issued in acquisition, shares	3,000,000
Common shares issued in private placement	$ 96	1,924,904			1,925,000
Common shares issued in private placement, shares	962,500
Common shares issuable from employment agreements	$ 18				18
Common shares issuable from employment agreements, shares	180,000
Vesting of Common Shares		45,000			45,000
Shares issued in connection with conversion of note payable	$ 20	499,980			500,000
Shares issued in connection with conversion of note payable, shares	193,648
Net loss attributable to noncontrolling interest
Net loss					(3,565,272)
Ending balance at May. 31, 2019	$ 88	9,442,639		(3,574,806)	5,867,921
Ending balance, shares at May. 31, 2019	875,497
Shares issued for PLAYlive Nation acquisition	$ 9	1,439,991			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	93,750
Vesting of Common Shares		27,000			27,000
Net loss				(283,393)	(283,393)
Ending balance at Aug. 31, 2019	$ 97	10,909,630		(3,858,199)	7,051,528
Ending balance, shares at Aug. 31, 2019	969,247
Beginning balance at May. 31, 2019	$ 88	9,442,639		(3,574,806)	5,867,921
Beginning balance, shares at May. 31, 2019	875,497
Net loss attributable to noncontrolling interest					(11,055)
Net loss					(1,250,924)
Ending balance at Feb. 29, 2020	$ 98	11,035,640	12,999	(4,825,730)	6,223,007
Ending balance, shares at Feb. 29, 2020	982,372
Beginning balance at May. 31, 2019	$ 88	9,442,639		(3,574,806)	$ 5,867,921
Beginning balance, shares at May. 31, 2019	875,497
Shares issued for advisory services, shares					5,899
Common shares issuable from employment agreements	$ 11	153,000			$ 153,011
Common shares issuable from employment agreements, shares	105,000
Shares issued for PLAYlive Nation acquisition	$ 75	1,439,925			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	750,000
Shares issued for cash	$ 12	87,688			87,700
Shares issued for cash, shares	125,000
Shares issued in connection with notes payable		2,865			2,865
Shares issued in connection with notes payable, shares
Shares issued to directors, officers and employees as compensation	$ 1	5,899			5,900
Shares issued to directors, officers and employees as compensation, shares	5,000
Non-controlling interest of original investment in subsidiaries			24,054		24,054
Net loss attributable to noncontrolling interest			(45,541)		(45,541)
Net loss				(2,620,238)	(2,620,238)
Ending balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Ending balance, shares at May. 31, 2020	998,622
Beginning balance at Aug. 31, 2019	$ 97	10,909,630		(3,858,199)	7,051,528
Beginning balance, shares at Aug. 31, 2019	969,247
Vesting of Common Shares		36,000			36,000
Compensation to officer for shares issued for past services		90,000			90,000
Shares issued for vesting of employment agreement awards	$ 1	10			11
Shares issued for vesting of employment agreement awards, shares	13,125
Non-controlling interest of original investment in subsidiaries			24,054		24,054
Net loss attributable to noncontrolling interest			(8,172)		(8,172)
Net loss				(563,329)	(563,329)
Ending balance at Nov. 30, 2019	$ 98	11,035,640	15,882	(4,421,528)	6,630,092
Ending balance, shares at Nov. 30, 2019	982,372
Net loss attributable to noncontrolling interest			(2,833)		(2,883)
Net loss				(404,202)	(404,202)
Ending balance at Feb. 29, 2020	$ 98	11,035,640	12,999	(4,825,730)	6,223,007
Ending balance, shares at Feb. 29, 2020	982,372
Beginning balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Beginning balance, shares at May. 31, 2020	998,622
Shares issued for cash		25,000			25,000
Shares issued for cash, shares	2,976
Shares issued in connection with conversion of note payable	$ 1	99,999			100,000
Shares issued in connection with conversion of note payable, shares	10,738
Shares issued in connection with notes payable	$ 1	102,216			102,217
Shares issued in connection with notes payable, shares	12,292
Shares issued for payable and accrued liabilities		46,000			46,000
Shares issued for payable and accrued liabilities, shares	3,125
Shares issued in connection with franchise acquisition	$ 2	164,998			165,000
Shares issued in connection with franchise acquisition, shares	18,750
Shares issued in connection with consulting agreement	$ 1	22,777			22,778
Shares issued in connection with consulting agreement, shares	3,472
Shares issued to directors, officers and employees as compensation	$ 12	819,297			819,309
Shares issued to directors, officers and employees as compensation, shares	116,175
Non-controlling interest of original investment in subsidiaries			240,000		240,000
Net loss attributable to noncontrolling interest			(15,866)		(15,866)
Net loss				(655,214)	(655,214)
Ending balance at Aug. 31, 2020	$ 117	12,412,390	202,647	(6,850,258)	5,764,896
Ending balance, shares at Aug. 31, 2020	1,166,150
Beginning balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Beginning balance, shares at May. 31, 2020	998,622
Shares issued for cash					$ 216,625
Shares issued for cash, shares					250,000
Ending balance at Nov. 30, 2020	$ 122	13,128,420	194,093	(7,855,418)	$ 5,467,217
Ending balance, shares at Nov. 30, 2020	1,217,376
Beginning balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Beginning balance, shares at May. 31, 2020	998,622
Common shares issued in acquisition					$ 466,389
Common shares issued in acquisition, shares					41,464
Net loss attributable to noncontrolling interest					$ (84,126)
Net loss					(4,587,394)
Ending balance at Feb. 28, 2021	$ 134	15,799,987	148,386	(10,782,438)	5,166,069
Ending balance, shares at Feb. 28, 2021	1,341,017
Beginning balance at Aug. 31, 2020	$ 117	12,412,390	202,647	(6,850,258)	5,764,896
Beginning balance, shares at Aug. 31, 2020	1,166,150
Warrants issued in connection with debt		157,438			157,438
Shares issued in connection with franchise acquisition	$ 4	413,540			413,544
Shares issued in connection with franchise acquisition, shares	37,941
Shares issued in connection with consulting agreement		25,420			25,420
Shares issued in connection with consulting agreement, shares	2,813
Shares issued to directors, officers and employees as compensation	$ 1	119,632			119,633
Shares issued to directors, officers and employees as compensation, shares	9,844
Rounding related to reverse stock split	$ 628
Net loss attributable to noncontrolling interest			(8,554)		(8,554)
Net loss				(1,005,160)	(1,005,160)
Ending balance at Nov. 30, 2020	$ 122	13,128,420	194,093	(7,855,418)	5,467,217
Ending balance, shares at Nov. 30, 2020	1,217,376
Shares issued in connection with notes payable	$ 1	141,605			141,606
Shares issued in connection with notes payable, shares	10,000
Beneficial conversion feature related to a convertible debt		904,505			904,505
Contribution from noncontrolling interest			14,000		14,000
Shares issued in connection with consulting agreement		80,000			80,000
Shares issued in connection with consulting agreement, shares	5,000
Shares issued to directors, officers and employees as compensation	$ 11	1,545,457			1,545,468
Shares issued to directors, officers and employees as compensation, shares	108,641
Net loss attributable to noncontrolling interest			(59,707)		(59,707)
Net loss				(2,927,020)	(2,927,020)
Ending balance at Feb. 28, 2021	$ 134	$ 15,799,987	$ 148,386	$ (10,782,438)	$ 5,166,069
Ending balance, shares at Feb. 28, 2021	1,341,017